Leases and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Leases [Abstract]
Disclosure of additional information about leasing activities for lessee
As a lessee, the Company leases various assets including mobile mine equipment, offices and properties. These right-of-use assets are presented as property, plant and equipment.

	Right-of-use Land and buildings	Right-of-use Plant and equipment	Total
Cost
Opening balance at January 1, 2022	$14,616	$35,237	$49,853
Additions	—	2,807	2,807
Disposals	—	(178)	(178)
Transfers and other movements	64	(17,649)	(17,585)
Balance at December 31, 2022	$14,680	$20,217	$34,897
Additions	479	3,254	3,733
Disposals	(170)	(101)	(271)
Transfers and other movements	977	(593)	384
Balance at December 31, 2023	$15,966	$22,777	$38,743

Accumulated depreciation
Opening balance at January 1, 2022	$(3,391)	$(16,389)	$(19,780)
Depreciation for the year	(1,321)	(4,198)	(5,519)
Disposals	—	155	155
Transfers and other movements	320	11,770	12,090
Balance at December 31, 2022	$(4,392)	$(8,662)	$(13,054)
Depreciation for the year	(1,529)	(2,575)	(4,104)
Disposals	131	43	174
Transfers and other movements	(90)	944	854
Balance at December 31, 2023	$(5,880)	$(10,250)	$(16,130)

Right-of-use assets, net carrying amount at December 31, 2022	$10,288	$11,555	$21,843
Right-of-use assets, net carrying amount at December 31, 2023	$10,086	$12,527	$22,613